FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4229


                       Churchill Cash Reserves Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: November 30, 2004

                  Date of reporting period: December 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).




                          Churchill Cash Reserves Trust

                                December 31, 2004

                                   (unaudited)


Cash and Net Assets -100.0%                                             $1,002



                 See accompanying notes to financial statements.


                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended September 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                         CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

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                                                                Year Ended September 30,

                                             2004*      2003*       2002*        2001          2000

Net Asset Value,                           $1.0000    $1.0000    $1.0000       $1.0000       $1.0000
 Beginning of Period
Income from Investment
 Operations:t investment income                -         -           -          0.0191        0.0561
Less Distributions:
Dividends from net                             -         -           -         (0.0191)      (0.0561)
 Investment income
Net Asset Value,                           $1.0000    $1.0000    $1.0000       $1.0000       $1.0000
 End of Period

Total Return                                   -         -           -           1.92%         5.75%

Ratios/Supplemental Data
Net Assets, End of Period
($ thousands)                               $1.00      $1.00      $1.00         $1.00        $69,143

Ratio of Expenses to Average
 Net Assets                                   -          -          -           0.61%         0.60%
Ratio of Net Investment
 Income to Average Net Assets                 -          -          -           5.88%         5.58%

The expense and net investment income ratios without
the effect of the Manager's voluntary waiver
of a portion of fees were:
Ratio of Expenses to Average
 Net Assets                                   -          -          -           0.74%         0.69%
Ratio of Net Investment
 Income to Average Net Assets                 -          -          -           5.75%         5.49%


* The Trust had no operations.

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                See accompanying notes to financial statements.

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Additional Information (unaudited)

Trustees(1)
and Officers

                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee(4)    indicated otherwise.)

Interested
Trustees(5)

Lacy B. Herrmann         Founder,         Founder and Chairman of the        7       Director or trustee, Pimco
New York, NY             President and    Board, Aquila Management                   Advisors VIT, Oppenheimer Quest
(05/12/29)               Chairman of      Corporation, the sponsoring                Value Funds Group, Oppenheimer
                         the Board of     organization and parent of the             Small Cap Value Fund,
                         Trustees since   Manager or Administrator and/or            Oppenheimer Midcap Fund, and
                         1985             Adviser or Sub-Adviser to each             Oppenheimer Rochester Group of
                                          fund of the Aquilasm Group of              Funds.
                                          Funds,(6) Chairman of the
                                          Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          since 2004, and Founder,
                                          Chairman of the Board of
                                          Trustees, Trustee and (currently
                                          or until 1998) President of each
                                          since its establishment,
                                          beginning in 1984, except
                                          Chairman of the Board of
                                          Trustees of Hawaiian Tax-Free
                                          Trust, Pacific Capital Cash
                                          Assets Trust, Pacific Capital
                                          Tax-Free Cash Assets Trust and
                                          Pacific Capital U.S. Government
                                          Securities Cash Assets Trust
                                          through 2003, Trustee until 2004
                                          and Chairman of the Board,
                                          Emeritus since 2004; Director of
                                          the Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and
                                          charitable organizations.

Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      5      Trustee, Pimco Advisors VIT.
New York, NY             1985             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Treasurer, Alumni
                                          Association of SUNY Maritime
                                          College since 2004 (President,
                                          2002-2003, First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., since 1973; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler and the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc. since 2000.

Cornelius T. Ryan        Trustee since    Founder and General Partner,       2      Director of Neuberger &
Westport, CT and         2003             Oxford Ventures Partners, a               Berman Equity Funds.
Sun Valley, ID                            group of investment venture
(11/14/31)                                capital partnerships, since 1981
                                          and Founder and General Partner,
                                          Oxford Bioscience Partners, a
                                          group of venture capital
                                          partnerships focused on life
                                          sciences, genomics, healthcare
                                          information technology and
                                          medical devices, since 1991.


Officers
Diana P. Herrmann        Senior Vice      Vice Chair and Chief Executive     10                   None
New York, NY             President        Officer of Aquila Management
(02/25/58)               since 1999 and   Corporation, Founder of the
                         Vice President   Aquilasm Group of Funds and
                         1988-1999        parent of Aquila Investment
                                          Management LLC, Manager since
                                          2004, President and Chief
                                          Operating Officer since 1997, a
                                          Director since 1984, Secretary
                                          since 1986 and previously its
                                          Executive Vice President, Senior
                                          Vice President or Vice
                                          President, 1986-1997; Chief
                                          Executive Officer and Vice Chair
                                          since 2004 and President, Chief
                                          Operating Officer and Manager of
                                          the Manager since 2003; Vice
                                          Chair, President, Executive Vice
                                          President or Senior Vice
                                          President of funds in the
                                          Aquilasm Group of Funds since
                                          1986; Director of the
                                          Distributor since 1997; trustee,
                                          Reserve Money-Market Funds,
                                          1999-2000 and Reserve Private
                                          Equity Series, 1998-2000;
                                          Governor, Investment Company
                                          Institute (2004) and head of its
                                          Small Funds Committee since
                                          2004; active in charitable and
                                          volunteer organizations.

Robert W.                Chief            Chief Compliance Officer of the    N/A                 N/A
Anderson                 Compliance       Trust and the Manager since
New York, NY             Officer since    2004, Compliance Officer of the
(08/23/40)               2004             Manager or its predecessor and
                                          current parent since 1998 and
                                          Assistant Secretary of the
                                          Aquilasm Group of Funds since
                                          2000; Consultant, The Wadsworth
                                          Group, 1995-1998.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000;
                         2003 and         Controller, Van Eck Global
                         Treasurer        Funds, 1993-2000.
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Barrett &   N/A                  N/A
New York, NY             since 1985       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of
                                          the Aquilasm Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquilasm Group of Funds since
                         since 1995       1995 and Vice President of the
                                          three Aquila Money-Market Funds
                                          since 1990; Vice President of
                                          the Manager or its predecessor
                                          and current parent since 1990.

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(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Cash Reserves Trust, 380 Madison Avenue, New York, NY 10017.

(3) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Does not include funds that are currently inactive.

(5) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager's corporate parent.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquilasm Group of Funds."



Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

This table provides information about actual account values and actual expenses.
You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid
During the Period".

For The Six Months Ended September 30, 2004
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                                     Actual        Beginning         Ending        Expenses
                                 Total Return(1)     Account         Account      Paid During
                                                      Value           Value      the Period(2)
_____________________________________________________________________________________________________

CHURCHILL CASH RESERVES TRUST           -            $1,000.00       $1,000.00         -
_____________________________________________________________________________________________________


(1) The Trust did not have any operations during the period.
(2) The Trust did not incur any expenses during the period.







Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended September 30, 2004
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                                      Hypothetical      Beginning         Ending     Expenses
                                       Annualized        Account         Account   Paid During
                                      Total Return        Value           Value   the Period(1)
_______________________________________________________________________________________________

CHURCHILL CASH RESERVES TRUST             5.00%         $1,000.00       $1,025.00      -
_______________________________________________________________________________________________


(1) The Trust did not incur any expenses during the period.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chair of the Board
      February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chair of the Board
      February 28, 2005

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 28, 2005